Condensed Consolidating Financial Information - Quiksilver, Inc. and QS Wholesale, Inc. - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Parent Company Only Financial Information [Line Items]
Total assets	$ 2,192,527	$ 1,718,240	$ 1,764,223	$ 1,696,121
Stockholders'/invested equity:	533,420	583,310	610,098
QS Wholesale, Inc [Member] | Adjustments For Error Correction [Member]
Parent Company Only Financial Information [Line Items]
Total assets		31,600	19,600
Intercompany balances		178,600	166,700
Stockholders'/invested equity:		31,600	59,700
Investment in subsidiaries		147,100	147,100
Intercompany balances			40,100
Guarantor Subsidiaries [Member] | Adjustments For Error Correction [Member]
Parent Company Only Financial Information [Line Items]
Total assets		(45,600)	(67,100)
Intercompany balances		45,600	67,100
Stockholders'/invested equity:		114,300	139,700
Intercompany balances		68,700	72,700
Non-Guarantor Subsidiaries [Member] | Adjustments For Error Correction [Member]
Parent Company Only Financial Information [Line Items]
Total assets		(32,500)	(65,600)
Intercompany balances		32,500	65,600
Stockholders'/invested equity:		64,400	67,100
Intercompany balances		31,900	1,500
Eliminations [Member] | Adjustments For Error Correction [Member]
Parent Company Only Financial Information [Line Items]
Total assets		$ 46,500	$ 113,100